First Trust Multi Cap Growth AlphaDEX Fund Investment Objectives and Goals - First Trust Multi Cap Growth AlphaDEX Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Multi Cap Growth AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX Multi Cap GrowthTM Index (the “Index”).